Financial Risk Management - Summary of Debt-to-equity Ratios (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Total liabilities	₩ 18,111,112	₩ 19,491,530
Total equity	₩ 15,551,433	₩ 15,140,684	₩ 14,658,490	₩ 13,183,354
Debt-to-equity ratio	116.00%	129.00%